Other income and other net gains/(losses) - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and other net gain/(losses)
Revenue from funding support of employee support scheme	$ 234,470		$ 470,165
Revenue from Funding Support of Jobs Support Scheme	$ 300,208	$ 7,932	$ 43,695